Rental expense and commitments	12 Months Ended
Dec. 31, 2018
Disclosure Text Block
Rental Expense and Commitments

Note 34 – Rental expense and commitments

At December 31, 2018, the Corporation was obligated under a number of non-cancelable operating and capital leases for land, buildings, and equipment which require rentals as follows:

(In thousands)	2019	2020	2021	2022	2023	Later Years	Total

Operating Leases [1]	$33,347	$29,517	$26,892	$23,280	$21,147	$77,899	$212,082
Capital Leases [2]	1,690	1,881	2,086	2,307	2,544	9,904	20,412

[1] Minimum payments of operating leases have not been reduced by minimum non-cancelable sublease rentals due in the future of $ 0.1 million at December 31, 2018.

[2] Imputed interest necessary to reduce the minimum lease payments to present value amounted to $6.3 million.

Total rental expense for all operating leases, except those with terms of a month or less that were not renewed, for the year ended December 31, 2018 was $ 31.2 million (2017 - $ 32.1 million; 2016 - $ 32.4 million), which is included in net occupancy, equipment and communication expenses, according to their nature. Total amortization expense for capital leases for the year ended December 31, 2018 was $1.5 million (2017 - $1.3 million; 2016 - $1.2 million), and total interest expense for capital leases for the year ended December 31, 2018 was $1.2 million (2017 - $1.2 million; 2016 - $1.2 million).